Financial income - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial income
Finance income	€ 2,858	€ 2,069	€ 5,480	€ 3,477
Exchange differences	2,164	€ 1,593	2,951	€ 2,498
Interest income on term accounts.	€ 500		€ 1,500